Partners' Capital and Partnership Distributions	3 Months Ended
Mar. 31, 2013
Partners' Capital and Partnership Distributions
Partners' Capital and Partnership Distributions

(9) Partners' Capital and Partnership Distributions

        The Partnership has two types of partnership interests outstanding at March 31, 2013:

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  common units; and

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  a general partner interest, which is not entitled to any distributions, and which is held by the general partner.

        At March 31, 2013, the Partnership had a total of 147,600,000 common units issued and outstanding, of which 120,000,000 common units were owned by CVR Refining Holdings, a wholly-owned subsidiary of CVR Energy, representing approximately 81% of the total Partnership units outstanding.

        The board of directors of the Partnership's general partner has adopted a policy for the Partnership to distribute all available cash generated on a quarterly basis. Available cash for the quarter ended March 31, 2013 has been calculated for the period after the closing of the offering on January 23, 2013 through March 31, 2013. Cash distributions will be made to the common unitholders of record on the applicable record date, generally within 60 days after the end of each quarter. Available cash for each quarter will be determined by the board of directors of the general partner following the end of such quarter. Available cash for each quarter will generally equal Adjusted EBITDA reduced for cash needed for debt service, reserves for environmental and maintenance capital expenditures, reserves for future major scheduled turnaround expenses and, to the extent applicable, reserves for future operating or capital needs that the board of directors of our general partner deems necessary or appropriate, if any. Available cash for distributions may be increased by previously established cash reserves, if any, at the discretion of the board of directors of our general partner.

        See Note 17 ("Subsequent Events") concerning distributions declared on April 30, 2013 for the three month period ended March 31, 2013.